UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2007


                           USAA Nasdaq-100 Index Fund



[LOGO OF USAA]
   USAA(R)

                           USAA NASDAQ-100
                                  INDEX Fund

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    DECEMBER 31, 2007

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          6

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

    Report of Independent Registered
      Public Accounting Firm                                                 14

    Portfolio of Investments                                                 15

    Notes to Portfolio of Investments                                        21

    Financial Statements                                                     22

    Notes to Financial Statements                                            25

EXPENSE EXAMPLE                                                              39

TRUSTEES' AND OFFICERS' INFORMATION                                          41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                         IT MAY FEEL LIKE THE WORST OF TIMES
[PHOTO OF CHRISTOPHER W. CLAUS]     TO BUY, BUT IT COULD ACTUALLY BE THE BEST OF
                                          TIMES TO START BUILDING POSITIONS.

                                                        "

                                                                   February 2008
--------------------------------------------------------------------------------

         The year 2007, it would be fair to say, came in like a lion and went out like a lamb. The double-digit gains of the first half of the year gave way to some steep declines in the second half, especially during the fourth quarter. Ultimately, there were only modest gains for the year. Even those that ended the year on a strong note lost significant ground in the first days of 2008. (See chart on page 5 for more information.)

         The catalyst was the wave of write-downs on mortgage securities connected with the drop in housing prices. The year-end turmoil, which was centered in financial and retail stocks, pulled down other sectors as well.

         So where do we go from here? Indeed, we are beginning a new year with more uncertainty than usual, wondering:

         o Will U.S. consumer spending support a soft landing or will tight credit conditions and an extended housing downturn put a damper on consumer spending and the economy, causing a recession?

         o How soon will the economy begin to recover and when will the financial markets recognize it?

         o How will a U.S. economic slowdown affect the world markets and the international economy?

         I believe the answers depend on housing, consumer spending, and job growth. Consider first the decline of the housing market, which has had a significant impact on the economy. In fact, I don't

 . . . C O N T I N U E D
========================--------------------------------------------------------

         think we have seen the bottom. The housing bubble - 10 years in the making - is unlikely to end quickly. Moreover, it may also take several years to work through the oversupply of unsold houses, keeping downward pressure on prices.

         Consumers have grown accustomed to rising home prices and easy access to home equity loans, which they often used to pay off credit card debt. Declining home prices have cut this source of funds dramatically. Meanwhile, banks and credit card companies are tightening their lending standards. With less money available, consumers may pull back on their spending, and because consumer spending fuels about two-thirds of the U.S. economy, the resulting slowdown could seriously hamper economic growth. Plus, corporations may follow suit in an effort to support their earnings. This all adds up to a possible recession.

         Job growth is another key area to watch. The December statistics were very disappointing, because they indicated that roughly the same number of jobs were being created as were being eliminated - in other words, flat job growth. If this trend continues, consumers may be even more inclined to curtail spending. Although Congress approved the federal government's fiscal stimulus package in early February, its impact will not be immediate. The Federal Reserve Board delivered on its pledge to make "substantive" interest rate cuts if necessary, cutting the federal funds rate on January 22, 2008, from 4.25% to 3.5%, and then to 3% eight days later. However, if these measures do not succeed, I find it debatable whether world markets could make up for any lost growth.

         Yet, amid all the uncertainty, there is good news for investors. It may feel like the worst of times to buy, but it could actually be the best of times to start building positions. U.S. large-cap stocks, for example, appear attractive from a long-term valuation perspective. If the stock market overcorrects, as it so often does, longer-term investors may find some compelling values.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         Dollar-cost averaging may be the most effective strategy in this environment. Trying to time the market - difficult at best - may be especially hazardous right now. A focus on quality could also help, because quality investments tend to prevail over the long term.

         As always, our team of skilled professionals will help you develop and stick to an investment plan based on your goals, risk tolerance, and time horizon, and there's never a charge for their guidance.

         At USAA, we remain committed to providing you with outstanding resources - some of the industry's top talent to manage your investments, world-class service, and pure no-load mutual funds.

         We will continue working hard to serve your investment needs. From all of us at USAA Investment Management Company, thank you for your business.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-USAA FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

-------------------------------------------------------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURNS for period ending 12/31/2007
                                                                                   EXPENSE RATIO*
                                                                     SINCE         BEFORE   AFTER
USAA FUND                          1-YEAR     5-YEAR     10-YEAR     INCEPTION     REIMBURSEMENT
-------------------------------------------------------------------------------------------------
EXTENDED MARKET INDEX              4.71%      17.60%     N/A         6.45%         0.82%    0.50%
                                                                     10/27/00

NASDAQ-100 INDEX                   18.35%     15.65%     N/A         -5.87%        1.11%    0.78%
                                                                     10/27/00

S&P 500 INDEX
  (MEMBER SHARES)                  5.32%      12.52%     5.68%       N/A           0.34%    0.19%

S&P 500 INDEX
  (REWARD SHARES)                  5.42%      12.67%     N/A         7.27%         0.20%    0.09%
                                                                     5/01/02

TOTAL RETURN STRATEGY              4.70%      N/A        N/A         3.46%         1.21%    1.00%
                                                                     1/24/05
-------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IN THE CASE OF THE USAA EXTENDED MARKET INDEX FUND, INCLUDING EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AND FOR THE USAA TOTAL RETURN STRATEGY FUND, INCLUDING ANY DIVIDEND EXPENSES ON SHORT SALES, AS REPORTED IN EACH FUND'S PROSPECTUS DATED MAY 1, 2007, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIOS (WHICH IN THE CASE OF THE USAA EXTENDED MARKET INDEX FUND INCLUDE EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AND FOR THE USAA TOTAL RETURN STRATEGY FUND, EXCLUDE ANY DIVIDEND EXPENSES ON SHORT SALES) REPRESENT TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN EACH FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE USAA S&P 500 INDEX FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.19% AND 0.09% FOR ITS MEMBER AND REWARD SHARES, RESPECTIVELY, TO 0.78% FOR THE USAA NASDAQ-100 INDEX FUND, TO 0.50% FOR THE USAA EXTENDED MARKET INDEX FUND, AND 1.00% FOR THE USAA TOTAL RETURN STRATEGY FUND, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND, EXCEPT FOR THE USAA EXTENDED MARKET INDEX FUND AND USAA NASDAQ-100 INDEX FUND, EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND WITH REGARD TO THE USAA TOTAL RETURN STRATEGY FUND, ANY DIVIDEND EXPENSES ON SHORT SALES, AND TO REIMBURSE EACH FUND FOR EXPENSES IN EXCESS OF THESE RESPECTIVE AMOUNTS. IMCO CAN MODIFY OR TERMINATE THESE ARRANGEMENTS AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN EACH FUND'S FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM DURING 2007?

         The USAA Nasdaq-100 Index Fund closely tracked its benchmark, the Nasdaq-100 Index, for the year ended December 31, 2007. The Fund produced a return of 18.35% for the period, as compared to 19.24% for the benchmark. The broad-based Nasdaq-100 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         Overcoming a dip in the market in February, the U.S. equity markets posted positive numbers for the first half of 2007 despite negative pressures surrounding subprime loan defaults, rising interest rates, and geopolitical conflicts in the Middle East and Asia. The S&P 500 Index closed at an all-time high of 1,530.62 on May 31, 2007. Ongoing merger and acquisition activity, takeover announcements, and strong earnings seasons also contributed to the markets' performance in the first half of the year. The Federal Reserve Board (the Fed) kept the federal funds rate unchanged at 5.25% during the first half of 2007, but the Federal Open Market Committee (FOMC) indicated that inflationary pressures might prompt an increase.

         In the second half of 2007, the equity market stumbled on concerns about credit risk and the health of the financials sector and its potential effect on the broader economy. To counter the tightening of financial conditions and help offset downside risks to the economy, the Fed lowered the federal funds rate in September, October, and again in December, leaving the rate at 4.25% at year-end.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITION.

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The FOMC notes highlight the "upward pressure on inflation" due to energy and commodity prices. Crude oil continued its climb toward $100 per barrel, surpassing that figure in intraday trading in December and closing at $96 at year-end.

PLEASE DESCRIBE SECTOR PERFORMANCE.

         Information technology, which represents 59% of the index, had a solid performance for 2007. It posted a 26% return. Consumer discretionary, the second largest sector in the index with a weight of 16%, returned -7.36% for the period.

WHAT INVESTMENT STRATEGIES WILL YOU PURSUE FOR THE FUND IN 2008?

         We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Nasdaq-100 Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the index's performance closely.

         Thank you for your investment in the Fund.

8

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA NASDAQ-100 INDEX FUND

--------------------------------------------------------------------------------

                          OVERALL MORNINGSTAR RATING(TM)
                         out of 1,449 large growth funds
                     for the period ended December 31, 2007:

                                OVERALL RATING
                                 *   *   *   *

       3-YEAR                      5-YEAR                          10-YEAR
       * * *                       * * * *                           N/A
  out of 1,449 funds          out of 1,215 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and
     10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA NASDAQ-100 INDEX FUND

                            LIPPER LEADERS (OVERALL)

                             [LOGO OF LIPPER LEADER]
                                        (5)
                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense among 400 funds within the Lipper Multi-Cap Growth Funds category for the overall period ended December 31, 2007. The Fund received a Lipper Leader rating for Expense among 400 and 340 funds for the three- and five-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of December 31, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NASDAQ-100 INDEX FUND (Ticker Symbol: USNQX)

OBJECTIVE
--------------------------------------------------------------------------------

Seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

--------------------------------------------------------------------------------
                                        12/31/07                    12/31/06
--------------------------------------------------------------------------------
Net Assets                          $149.4 Million               $127.3 Million
Net Asset Value Per Share               $6.45                        $5.45

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
--------------------------------------------------------------------------------

1 YEAR                  5 YEARS                  SINCE INCEPTION ON 10/27/00
18.35%                  15.65%                            -5.87%

-----------------------------
        EXPENSE RATIO*
-----------------------------
Before Reimbursement    1.11%
After Reimbursement     0.78%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         * THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.78%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       CUMULATIVE PERFORMANCE COMPARISON

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        NASDAQ-100 INDEX        USAA NASDAQ-100 INDEX FUND
                        ----------------        --------------------------
10/31/00                   $10,000.00                   $10,000.00
11/30/00                     7,636.90                     7,683.62
12/31/00                     7,134.71                     7,137.48
01/31/01                     7,900.80                     7,900.19
02/28/01                     5,814.91                     5,800.38
03/31/01                     4,794.16                     4,783.43
04/30/01                     5,653.41                     5,630.89
05/31/01                     5,485.34                     5,461.39
06/30/01                     5,577.71                     5,546.14
07/31/01                     5,131.28                     5,094.16
08/31/01                     4,479.71                     4,444.44
09/30/01                     3,561.28                     3,531.07
10/31/01                     4,160.20                     4,124.29
11/30/01                     4,865.50                     4,811.68
12/31/01                     4,807.60                     4,747.88
01/31/02                     4,725.89                     4,672.51
02/28/02                     4,144.28                     4,097.87
03/31/02                     4,429.65                     4,371.06
04/30/02                     3,894.07                     3,843.52
05/31/02                     3,684.80                     3,626.85
06/30/02                     3,206.25                     3,155.83
07/31/02                     2,934.34                     2,892.06
08/31/02                     2,874.49                     2,826.12
09/30/02                     2,539.41                     2,496.40
10/31/02                     3,018.62                     2,967.42
11/30/02                     3,405.08                     3,344.24
12/31/02                     3,003.59                     2,948.58
01/31/03                     2,999.84                     2,939.16
02/28/03                     3,083.11                     3,023.94
03/31/03                     3,110.60                     3,042.79
04/30/03                     3,377.74                     3,306.56
05/31/03                     3,658.86                     3,579.75
06/30/03                     3,670.54                     3,579.75
07/31/03                     3,900.85                     3,805.84
08/31/03                     4,098.03                     3,994.24
09/30/03                     3,983.65                     3,881.20
10/31/03                     4,330.64                     4,210.91
11/30/03                     4,355.59                     4,239.18
12/31/03                     4,489.81                     4,361.64
01/31/04                     4,567.15                     4,437.00
02/29/04                     4,499.09                     4,361.64
03/31/04                     4,401.34                     4,267.44
04/30/04                     4,288.61                     4,154.39
05/31/04                     4,488.56                     4,342.80
06/30/04                     4,643.13                     4,493.53
07/31/04                     4,287.97                     4,144.97
08/31/04                     4,193.57                     4,050.77
09/30/04                     4,328.65                     4,182.65
10/31/04                     4,555.73                     4,399.32
11/30/04                     4,817.99                     4,644.25
12/31/04                     4,972.24                     4,794.98
01/31/05                     4,661.33                     4,491.48
02/28/05                     4,638.85                     4,463.11
03/31/05                     4,551.79                     4,378.01
04/30/05                     4,362.95                     4,188.90
05/31/05                     4,740.49                     4,548.22
06/30/05                     4,589.87                     4,406.38
07/31/05                     4,933.46                     4,727.88
08/31/05                     4,865.17                     4,661.68
09/30/05                     4,926.62                     4,718.42
10/31/05                     4,857.93                     4,652.23
11/30/05                     5,148.42                     4,926.45
12/31/05                     5,066.48                     4,841.34
01/31/06                     5,268.98                     5,039.91
02/28/06                     5,149.13                     4,916.99
03/31/06                     5,251.81                     5,011.55
04/30/06                     5,243.49                     5,002.09
05/31/06                     4,874.25                     4,642.77
06/30/06                     4,861.22                     4,623.86
07/31/06                     4,658.94                     4,434.75
08/31/06                     4,880.36                     4,642.77
09/30/06                     5,110.43                     4,850.80
10/31/06                     5,353.27                     5,087.19
11/30/06                     5,538.52                     5,257.40
12/31/06                     5,435.57                     5,153.38
01/31/07                     5,545.66                     5,257.40
02/28/07                     5,455.60                     5,172.30
03/31/07                     5,489.54                     5,200.66
04/30/07                     5,786.06                     5,474.88
05/31/07                     5,977.94                     5,654.54
06/30/07                     5,996.67                     5,663.99
07/31/07                     5,990.97                     5,654.54
08/31/07                     6,172.31                     5,824.74
09/30/07                     6,490.36                     6,117.87
10/31/07                     6,949.89                     6,552.83
11/30/07                     6,491.23                     6,117.87
12/31/07                     6,481.31                     6,098.96

                              [END CHART]

         DATA FROM 10/31/00* THROUGH 12/31/07.

         The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, an unmanaged modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

         'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. THE FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., AND THE NASDAQ STOCK MARKET, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

         PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

         *THE PERFORMANCE OF THE NASDAQ-100 INDEX IS CALCULATED FROM THE END OF
          THE MONTH, OCTOBER 31, 2000, WHILE THE DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX IS OCTOBER 30, 2000. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------
           TOP 10 EQUITY HOLDINGS
              AS OF 12/31/2007
              (% of Net Assets)
---------------------------------------------

Apple, Inc.                            13.6%

Microsoft Corp.                         6.4%

Google, Inc. "A"                        5.6%

QUALCOMM, Inc.                          4.3%

Research In Motion Ltd.                 3.6%

Cisco Systems, Inc.                     3.3%

Intel Corp.                             3.1%

Oracle Corp.                            2.7%

Gilead Sciences, Inc.                   2.3%

eBay, Inc.                              1.9%

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-20.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                SECTOR ALLOCATION*
                    12/31/2007
                ------------------

         [PIE CHART OF SECTOR ALLOCATION]

Information Technology                      64.8%
Consumer Discretionary                      12.8%
Health Care                                 12.5%
Industrials                                  5.1%
Telecommunication Services                   1.5%
Consumer Staples                             1.4%
Materials                                    0.7%

                   [END CHART]

         *EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA NASDAQ-100 INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Nasdaq-100 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Nasdaq-100 Index Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 12, 2008

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             COMMON STOCKS (98.8%)

             CONSUMER DISCRETIONARY (12.8%)
             ------------------------------
             ADVERTISING (0.5%)
    8,900    Focus Media Holdings Ltd.*                                           $    506
    6,699    Lamar Advertising Co. "A"                                                 322
                                                                                  --------
                                                                                       828
                                                                                  --------
             BROADCASTING & CABLE TV (3.3%)
  122,884    Comcast Corp. "A"*                                                      2,244
   20,515    Discovery Holding Co. "A"*                                                516
   17,893    EchoStar Communications Corp. "A"*                                        675
   15,964    Liberty Global, Inc. "A"*                                                 626
  131,474    Sirius Satellite Radio, Inc.*                                             398
   29,431    Virgin Media, Inc.                                                        504
                                                                                  --------
                                                                                     4,963
                                                                                  --------
             CASINOS & GAMING (0.8%)
   10,420    Wynn Resorts Ltd.                                                       1,168
                                                                                  --------

             CATALOG RETAIL (0.6%)
   46,864    Liberty Media Corp. Interactive "A"*                                      894
                                                                                  --------

             CONSUMER ELECTRONICS (1.1%)
   16,964    Garmin Ltd.                                                             1,645
                                                                                  --------

             DEPARTMENT STORES (0.8%)
   12,098    Sears Holdings Corp.*                                                   1,235
                                                                                  --------

             EDUCATIONAL SERVICES (0.7%)
   14,292    Apollo Group, Inc. "A"*                                                 1,002
                                                                                  --------

             HOMEFURNISHING RETAIL (0.6%)
   29,894    Bed Bath & Beyond, Inc.*                                                  879
                                                                                  --------

             INTERNET RETAIL (2.4%)
   23,184    Amazon.com, Inc.*                                                       2,148
   23,530    Expedia, Inc.*                                                            744
   24,331    IAC/InterActiveCorp*                                                      655
                                                                                  --------
                                                                                     3,547
                                                                                  --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             RESTAURANTS (1.2%)
   85,227    Starbucks Corp.*                                                     $  1,745
                                                                                  --------
             SPECIALTY STORES (0.8%)
   11,169    PetSmart, Inc.                                                            263
   39,799    Staples, Inc.                                                             918
                                                                                  --------
                                                                                     1,181
                                                                                  --------
             Total Consumer Discretionary                                           19,087
                                                                                  --------
             CONSUMER STAPLES (1.4%)
             -----------------------
             FOOD RETAIL (0.3%)
   11,651    Whole Foods Market, Inc.                                                  475
                                                                                  --------
             HYPERMARKETS & SUPER CENTERS (0.9%)
   19,039    Costco Wholesale Corp.                                                  1,328
                                                                                  --------
             SOFT DRINKS (0.2%)
    7,600    Hansen Natural Corp.*                                                     337
                                                                                  --------
             Total Consumer Staples                                                  2,140
                                                                                  --------

             HEALTH CARE (12.5%)
             -------------------
             BIOTECHNOLOGY (7.8%)
   42,786    Amgen, Inc.*                                                            1,987
   11,008    Amylin Pharmaceuticals, Inc.*                                             407
   26,673    Biogen Idec, Inc.*                                                      1,518
   31,847    Celgene Corp.*                                                          1,472
    5,400    Cephalon, Inc.*                                                           388
   28,150    Genzyme Corp.*                                                          2,095
   76,580    Gilead Sciences, Inc.*                                                  3,523
   11,400    Vertex Pharmaceuticals, Inc.*                                             265
                                                                                  --------
                                                                                    11,655
                                                                                  --------
             HEALTH CARE DISTRIBUTORS (0.6%)
    7,200    Henry Schein, Inc.*                                                       442
   10,891    Patterson Companies, Inc.*                                                370
                                                                                  --------
                                                                                       812
                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (1.2%)
   11,200    Hologic, Inc.*                                                       $    769
    3,187    Intuitive Surgical, Inc.*                                               1,034
                                                                                  --------
                                                                                     1,803
                                                                                  --------
             HEALTH CARE SERVICES (0.9%)
   19,007    Express Scripts, Inc.*                                                  1,388
                                                                                  --------
             HEALTH CARE SUPPLIES (0.4%)
   12,316    DENTSPLY International, Inc.                                              555
                                                                                  --------
             PHARMACEUTICALS (1.6%)
   51,966    Teva Pharmaceutical Industries Ltd. ADR                                 2,415
                                                                                  --------
             Total Health Care                                                      18,628
                                                                                  --------
             INDUSTRIALS (5.1%)
             ------------------
             AIR FREIGHT & LOGISTICS (1.0%)
   13,844    C.H. Robinson Worldwide, Inc.                                             749
   17,697    Expeditors International of Washington, Inc.                              791
                                                                                  --------
                                                                                     1,540
                                                                                  --------
             AIRLINES (0.5%)
    9,700    Ryanair Holdings plc ADR*                                                 383
    9,371    UAL Corp.*                                                                334
                                                                                  --------
                                                                                       717
                                                                                  --------
             CONSTRUCTION & ENGINEERING (0.7%)
    6,300    Foster Wheeler Ltd.*                                                      977
                                                                                  --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.7%)
    8,771    Joy Global, Inc.                                                          577
   34,859    PACCAR, Inc.                                                            1,899
                                                                                  --------
                                                                                     2,476
                                                                                  --------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.4%)
   15,634    Cintas Corp.                                                              526
                                                                                  --------

             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    7,700    Stericycle, Inc.*                                                         457
                                                                                  --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
   11,251    Monster Worldwide, Inc.*                                             $    364
                                                                                  --------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
   11,694    Fastenal Co.                                                              473
                                                                                  --------
             Total Industrials                                                       7,530
                                                                                  --------
             INFORMATION TECHNOLOGY (64.8%)
             ------------------------------
             APPLICATION SOFTWARE (3.8%)
   47,623    Adobe Systems, Inc.*                                                    2,035
   20,365    Autodesk, Inc.*                                                         1,013
   30,952    BEA Systems, Inc.*                                                        489
   23,222    Cadence Design Systems, Inc.*                                             395
   18,599    Citrix Systems, Inc.*                                                     707
   34,612    Intuit, Inc.*                                                           1,094
                                                                                  --------
                                                                                     5,733
                                                                                  --------
             COMMUNICATIONS EQUIPMENT (11.9%)
  181,274    Cisco Systems, Inc.*(b)                                                 4,907
   28,938    Juniper Networks, Inc.*                                                   961
  165,417    QUALCOMM, Inc.                                                          6,509
   46,913    Research In Motion Ltd.*                                                5,320
   21,586    Tellabs, Inc.*                                                            141
                                                                                  --------
                                                                                    17,838
                                                                                  --------
             COMPUTER HARDWARE (15.1%)
  102,289    Apple, Inc.*                                                           20,261
   69,590    Dell, Inc.*                                                             1,706
   30,492    Sun Microsystems, Inc.*                                                   553
                                                                                  --------
                                                                                    22,520
                                                                                  --------
             COMPUTER STORAGE & PERIPHERALS (1.3%)
   14,570    Logitech International S.A.*                                              534
   30,497    Network Appliance, Inc.*                                                  761
   17,420    SanDisk Corp.*                                                            578
                                                                                  --------
                                                                                     1,873
                                                                                  --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
   17,438    Fiserv, Inc.*                                                             968
   29,520    Paychex, Inc.                                                           1,069
                                                                                  --------
                                                                                     2,037
                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.6%)
   74,867    Flextronics International Ltd.*                                      $    903
                                                                                  --------
             HOME ENTERTAINMENT SOFTWARE (1.5%)
   21,830    Activision, Inc.*                                                         648
   26,903    Electronic Arts, Inc.*                                                  1,572
                                                                                  --------
                                                                                     2,220
                                                                                  --------
             INTERNET SOFTWARE & SERVICES (9.6%)
   13,196    Akamai Technologies, Inc.*                                                457
    2,000    Baidu.com, Inc.*                                                          781
   85,007    eBay, Inc.*                                                             2,821
   12,025    Google, Inc. "A"*                                                       8,315
   17,688    VeriSign, Inc.*                                                           665
   53,808    Yahoo!, Inc.*                                                           1,251
                                                                                  --------
                                                                                    14,290
                                                                                  --------
             IT CONSULTING & OTHER SERVICES (0.8%)
   23,480    Cognizant Technology Solutions Corp. "A"*                                 797
    9,510    Infosys Technologies Ltd. ADR                                             431
                                                                                  --------
                                                                                     1,228
                                                                                  --------
             SEMICONDUCTOR EQUIPMENT (1.6%)
   59,947    Applied Materials, Inc.                                                 1,065
   18,119    KLA-Tencor Corp.                                                          872
   10,684    Lam Research Corp.*                                                       462
                                                                                  --------
                                                                                     2,399
                                                                                  --------
             SEMICONDUCTORS (7.0%)
   40,315    Altera Corp.                                                              779
   36,351    Broadcom Corp. "A"*                                                       950
  170,976    Intel Corp.                                                             4,558
   25,440    Linear Technology Corp.                                                   810
   48,168    Marvell Technology Group Ltd.*                                            674
   15,161    Microchip Technology, Inc.                                                476
   45,482    NVIDIA Corp.*                                                           1,547
   32,024    Xilinx, Inc.                                                              700
                                                                                  --------
                                                                                    10,494
                                                                                  --------
             SYSTEMS SOFTWARE (10.2%)
   17,993    Check Point Software Technologies Ltd.*                                   395
  270,389    Microsoft Corp.(b)                                                      9,626
  178,309    Oracle Corp.*(b)                                                        4,026


20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
   75,385    Symantec Corp.*                                                      $  1,217
                                                                                  --------
                                                                                    15,264
                                                                                  --------
             Total Information Technology                                           96,799
                                                                                  --------
             MATERIALS (0.7%)
             ----------------
             SPECIALTY CHEMICALS (0.4%)
   10,248    Sigma-Aldrich Corp.                                                       560
                                                                                  --------

             STEEL (0.3%)
    8,500    Steel Dynamics, Inc.                                                      506
                                                                                  --------
             Total Materials                                                         1,066
                                                                                  --------

             TELECOMMUNICATION SERVICES (1.5%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.2%)
  125,920    Level 3 Communications, Inc.*                                             383
                                                                                  --------

             WIRELESS TELECOMMUNICATION SERVICES (1.3%)
    5,800    Leap Wireless International, Inc.*                                        270
    8,253    Millicom International Cellular S.A.*                                     973
   13,862    NII Holdings, Inc.*                                                       670
                                                                                  --------
                                                                                     1,913
                                                                                  --------
             Total Telecommunication Services                                        2,296
                                                                                  --------
             Total Common Stocks (cost: $112,296)                                  147,546
                                                                                  --------

PRINCIPAL
   AMOUNT
    (000)
---------
             MONEY MARKET INSTRUMENTS (0.8%)

             U.S. TREASURY BILLS (0.3%)
     $435    4.63%, 1/17/2008(a),(c)                                                   435
                                                                                  --------
             REPURCHASE AGREEMENTS (0.5%)
      766    State Street Bank & Trust Co., 0.50%, acquired on 12/31/2007 and due 1/02/2008 at $766 (collateralized by $780 of
                U.S. Treasury Notes, 4.38%, due 11/15/2008; market value $790)         766
                                                                                  --------
             Total Money Market Instruments (cost: $1,200)                           1,201
                                                                                  --------

             TOTAL INVESTMENTS (COST: $113,496)                                   $148,747
                                                                                  ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.6% of net assets at December 31, 2007.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security with a value of $435,000 is segregated as collateral for initial margin requirements on open futures contracts.

         (b) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2007, as shown in the following table:

                                                                                    VALUE AT                    UNREALIZED
 TYPE OF FUTURE        EXPIRATION      CONTRACTS       POSITION       TRADE DATE       DECEMBER 31, 2007       APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Nasdaq-100 Mini
   Index Futures     March 20, 2008        29            Long         $1,195,000           $1,221,000             $26,000

         (c) Rate represents an annualized yield at time of purchase, not coupon rate.

         *   Non-income-producing security for the year ended December 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

ASSETS
   Investments in securities, at market value (identified cost of $113,496)       $148,747
   Cash                                                                                  1
   Receivables:
      Capital shares sold                                                              678
      USAA Investment Management Company (Note 5D)                                      90
      USAA Transfer Agency Company (Note 5E)                                            14
      Dividends and interest                                                            63
                                                                                  --------
         Total assets                                                              149,593
                                                                                  --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                          133
   Variation margin on futures contracts                                                12
   Accrued management fees                                                              25
   Accrued transfer agent's fees                                                         5
   Other accrued expenses and payables                                                  60
                                                                                  --------
         Total liabilities                                                             235
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $149,358
                                                                                  ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                $121,959
   Accumulated net realized loss on investments and futures transactions            (7,878)
   Net unrealized appreciation of investments and futures contracts                 35,277
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $149,358
                                                                                  ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                      23,152
                                                                                  ========
   Net asset value, redemption price, and offering price per share                $   6.45
                                                                                  ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $4)                                 $   600
   Interest                                                                             93
                                                                                   -------
      Total income                                                                     693
                                                                                   -------
EXPENSES
   Management fees                                                                     271
   Administration and servicing fees                                                   474
   Transfer agent's fees                                                               374
   Custody and accounting fees                                                          48
   Postage                                                                              26
   Shareholder reporting fees                                                           16
   Trustees' fees                                                                        9
   Registration fees                                                                    31
   Professional fees                                                                    52
   Other                                                                                64
                                                                                   -------
      Total expenses                                                                 1,365
   Expenses paid indirectly                                                             (2)
   Expenses reimbursed                                                                (301)
                                                                                   -------
      Net expenses                                                                   1,062
                                                                                   -------
NET INVESTMENT LOSS                                                                   (369)
                                                                                   -------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                                    3,115
      Futures transactions                                                             279
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                   19,133
      Futures contracts                                                                 43
                                                                                   -------
         Net realized and unrealized gain                                           22,570
                                                                                   -------
Increase in net assets resulting from operations                                   $22,201
                                                                                   =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NASDAQ-100 INDEX FUND
YEARS ENDED DECEMBER 31,

                                                                    2007              2006
                                                                --------------------------
FROM OPERATIONS
   Net investment loss                                          $   (369)         $   (310)
   Net realized gain on investments                                3,115             1,630
   Net realized gain (loss) on futures transactions                  279               (45)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 19,133             6,483
      Futures contracts                                               43                 8
                                                                --------------------------
      Increase in net assets resulting from operations            22,201             7,766
                                                                --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      37,340            28,294
   Cost of shares redeemed                                       (37,484)          (39,167)
                                                                --------------------------
      Decrease in net assets from capital share transactions        (144)          (10,873)
                                                                --------------------------
   Capital contribution from USAA Transfer
      Agency Company (Note 5E)                                        15                 3
                                                                --------------------------
   Net increase (decrease) in net assets                          22,072            (3,104)
NET ASSETS
   Beginning of year                                             127,286           130,390
                                                                --------------------------
   End of year                                                  $149,358          $127,286
                                                                ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     6,077             5,483
   Shares redeemed                                                (6,274)           (7,593)
                                                                --------------------------
      Decrease in shares outstanding                                (197)           (2,110)
                                                                ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           to FINANCIAL Statements

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

         As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

                  securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

               3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               4. Repurchase agreements are valued at cost, which approximates market value.

               5. Futures contracts are valued at the last quoted sales price.

               6. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

                  primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

               Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

            C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

               agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

               on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended December 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $2,000.

            H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

         temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended December 31, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for net operating losses resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated undistributed net investment loss by $369,000. This reclassification has no effect on net assets.

32

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

         The Fund did not pay any distributions during the years ended December 31, 2007, and 2006.

         As of December 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Accumulated capital and other losses                         $(7,534,000)
Unrealized appreciation of investments                        34,933,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market of open futures contracts.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended December 31, 2007, the Fund utilized capital loss carryovers of $3,386,000 to offset capital gains. At December 31, 2007, the Fund had a current post-October loss of $1,354,000 and capital loss carryovers of $6,180,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2010 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

       CAPITAL LOSS CARRYOVERS
-------------------------------------
 EXPIRES                     BALANCE
---------                  ----------
   2010                    $1,447,000
   2011                     4,733,000
                           ----------
                   Total   $6,180,000
                           ==========

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2007, were $18,588,000 and $19,901,000, respectively.

         As of December 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $113,814,000.

         Gross unrealized appreciation and depreciation of investments as of December 31, 2007, for federal income tax purposes, were $48,339,000 and $13,406,000, respectively, resulting in net unrealized appreciation of $34,933,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets

34

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

               for the fiscal year. For the year ended December 31, 2007, the Fund incurred management fees, paid or payable to the Manager, of $271,000.

            B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million. For the year ended December 31, 2007, the Manager incurred subadvisory fees, paid or payable to NTI, of $74,000.

            C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $474,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended December 31, 2007, the Fund reimbursed the Manager $3,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

            D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.78% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. Prior to April 13, 2007, the voluntary expense limitation was 0.80% of the Fund's average annual net assets, before reductions of any expenses paid indirectly. This agreement may be modified or terminated at any time. For the year ended December 31, 2007, the Fund incurred reimbursable expenses of $301,000, of which $90,000 was receivable from the Manager.

            E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $374,000. Additionally, the Fund recorded capital contributions from SAS of $15,000 for adjustments related to corrections to shareholder transactions, of which $14,000 was receivable from SAS at December 31, 2007.

            F. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

36

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective January 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS
               157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

            C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

38

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------
                                                     2007             2006          2005             2004            2003
                                                 ------------------------------------------------------------------------
Net asset value at beginning of period           $   5.45         $   5.12      $   5.09         $   4.63        $   3.13
                                                 ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                      (.02)(a)         (.01)         (.01)(a)          .02            (.03)(a)
   Net realized and unrealized gain (loss)           1.02(a)           .34           .06(a)           .44            1.53(a)
                                                 ------------------------------------------------------------------------
Total from investment operations                     1.00(a)           .33           .05(a)           .46            1.50(a)
                                                 ------------------------------------------------------------------------
Less distributions from:
   Net investment income                                -                -          (.02)               -               -
                                                 ------------------------------------------------------------------------
Net asset value at end of period                 $   6.45         $   5.45      $   5.12         $   5.09        $   4.63
                                                 ========================================================================
Total return (%)*                                   18.35             6.45           .97             9.94(c)        47.92
Net assets at end of period (000)                $149,358         $127,286      $130,390         $133,433        $113,440
Ratios to average net assets:**
   Expenses (%)(b),(d)                                .78              .80           .80              .83(c)          .96
   Expenses, excluding reimbursements (%)(b)         1.01             1.11          1.03             1.05            1.15
   Net investment income (loss) (%)                  (.27)            (.25)         (.24)             .37            (.70)
Portfolio turnover (%)                                 14                8            15                9               5

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended December 31, 2007, average net assets were $135,598,000.
(a) Calculated using average shares. For the year ended December 31, 2007, average shares were 22,589,000.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) For the year ended December 31, 2004, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. Excluding that reimbursement, the Fund's ratio of expenses to average net assets would have been 0.85%, and the Fund's total return would have not changed.
(d) Effective April 13, 2007, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.78% of its annual average net assets. Prior to April 13, 2007, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.80% of its annual average net assets from March 1, 2004, through April 12, 2007; 1.00% from May 1, 2003, through February 29, 2004; and 0.85% from October 27, 2000, through April 30, 2003.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2007, through December 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                    BEGINNING             ENDING           DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE        JULY 1, 2007 -
                                   JULY 1, 2007     DECEMBER 31, 2007     DECEMBER 31, 2007
                                  ---------------------------------------------------------
Actual                              $1,000.00          $1,076.80               $4.08

Hypothetical
  (5% return before expenses)        1,000.00           1,021.27                3.97

*Expenses are equal to the Fund's annualized expense ratio of 0.78%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.68% for the six-month period of July 1, 2007, through December 31, 2007.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of December 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA to request a free copy of the funds' statement of additional information (SAI).

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO, USAA (11/07-present); Assistant Vice President, IMCO Finance, USAA (4/07-10/07); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

46

 N O T E S
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

                                                                              47

 N O T E S
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

48

 N O T E S
==========----------------------------------------------------------------------

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                       [LOGO OF RECYCLED PAPER]
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                                                                 Paper

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         USAA               ----------------------------------
                                INSURANCE o MEMBER SERVICES

37732-0208   W                              (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 4 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2007 and 2006 were $132,967 and $118,280, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2007 and 2006 were $60,000 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under
               tax calculations     Subchapter M            TOTAL
------------------------------------------------------------------
FYE 12-31-2007     $ 4,575            $     0             $  4,575
FYE 12-31-2006     $ 2,708            $   670             $  3,378
------------------------------------------------------------------
TOTAL              $ 7,283            $   670             $  7,953
------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2007 and 2006 were $101,895 and $92,938, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.